Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (101.1%)
Aerospace & Defense (0.7%)
$365	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	$328,533
1,250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 08/29/22 @ 103.75)	(B-, B3)	03/15/27	7.500	1,272,250

					1,600,783

Auto Parts & Equipment (0.8%)
1,480	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	1,500,246
350	Tenneco, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/24 @ 103.94)(1)	(B+, Ba3)	01/15/29	7.875	346,154

					1,846,400

Automakers (0.5%)
300	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	243,432
990	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	946,495

					1,189,927

Brokerage (0.6%)
1,320	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,344,644

Building & Construction (1.7%)
2,010	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.75)(1)	(B+, B2)	02/15/25	7.500	1,771,554
970	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	890,819
600	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	516,807
525	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	475,138

					3,654,318

Building Materials (7.1%)
2,250	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(B+, Ba2)	06/15/30	6.375	2,270,504
300	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	278,279
900	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	895,188
1,150	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,024,439
3,089	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,386,052
639	LBM Acquisition LLC Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa2)	01/15/29	6.250	483,998
2,497	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	2,117,097
1,750	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	1,431,397
1,410	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	917,716
1,000	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	683,435
2,400	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1)	(B+, B1)	10/01/29	4.375	2,181,048
1,200	Standard Industries, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/25 @ 102.19)(1)	(BB, B1)	07/15/30	4.375	1,049,928

					15,719,081

Cable & Satellite TV (2.7%)
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B+, B3)	06/01/24	5.250	1,303,356
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 102.75)(1)	(BB, Ba3)	04/15/27	5.500	509,129
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB, Ba3)	02/01/28	5.375	714,341

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(BB, Ba3)	11/15/31	4.500	$762,710
2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,814,750
900	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	797,769

					5,902,055

Chemicals (4.1%)
600	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	619,251
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	302,946
950	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	797,675
1,200	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(2)	(CCC+, Caa2)	05/15/29	5.250	865,142
1,200	LSF11 A5 Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(3)	(B-, Caa1)	10/15/29	6.625	1,031,994
525	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(3)	(CCC+, Caa2)	10/01/29	6.250	376,645
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (1),(4),(5),(6),(7),(8)	(NR, NR)	05/01/18	0.000	3,667
1,800	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	1,213,443
600	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B, B2)	04/01/29	5.125	419,958
1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,036,512
3,335	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	2,440,632

					9,107,865

Consumer/Commercial/Lease Financing (1.2%)
2,900	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	2,707,918

Diversified Capital Goods (1.7%)
1,725	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,498,766
2,547	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	2,218,522

					3,717,288

Electronics (1.1%)
646	II-VI, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	616,171
345	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	314,502
1,800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	1,573,200

					2,503,873

Energy - Exploration & Production (2.3%)
250	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	252,344
800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1),(3)	(BB, B1)	01/15/29	6.000	779,268
2,095	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	2,030,306
900	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	870,665
1,315	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 08/29/22 @ 102.44)(1)	(B, Caa2)	11/01/23	9.750	1,272,427

					5,205,010

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Environmental (0.4%)
$600	Darling Ingredients, Inc. Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba3)	06/15/30	6.000	$623,910
300	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	274,730

					898,640

Food - Wholesale (0.5%)
1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1),(3)	(B+, B3)	06/01/30	4.625	1,055,044

Gaming (2.7%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB-, B3)	06/15/31	4.750	461,307
1,200	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	1,177,464
332	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	315,234
1,800	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	1,682,892
2,200	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	1,830,010
480	Peninsula Pacific Entertainment Finance, Rule 144A, Senior Unsecured Notes (Callable 11/15/23 @ 104.25)(1)	(B, B3)	11/15/27	8.500	520,486

					5,987,393

Gas Distribution (5.6%)
1,200	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,036,416
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/29/22 @ 100.00)	(B, B2)	06/15/24	5.625	2,646,134
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/29/22 @ 103.13)	(B, B2)	05/15/26	6.250	1,045,817
1,800	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,750,410
600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	560,233
600	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19)(1)	(BB+, Ba3)	04/15/27	6.375	592,473
1,450	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB-, B1)	09/30/26	6.500	1,379,603
1,770	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,557,821
915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	770,009
300	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	273,850
750	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	752,371

					12,365,137

Health Facility (0.1%)
300	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	274,118

Health Services (4.3%)
1,560	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,417,105
2,400	Minerva Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(3)	(CCC, Caa2)	02/15/30	6.500	2,175,000
1,653	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(BB-, Ba3)	12/15/24	4.375	1,622,127
1,500	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(3)	(BB-, Ba3)	02/15/30	5.375	1,386,045
3,350	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa2)	02/01/28	9.250	2,478,735

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services
$589	Service Corp., International, Global Senior Unsecured Notes (Callable 05/15/26 @ 102.00)	(BB, Ba3)	05/15/31	4.000	$543,111

					9,622,123

Insurance Brokerage (4.0%)
1,011	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 101.75)(1)	(CCC+, Caa2)	11/15/25	7.000	971,571
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,016,108
264	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	251,735
1,200	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	1,181,469
950	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	866,133
4,055	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,576,510
1,200	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,084,500

					8,948,026

Investments & Misc. Financial Services (3.0%)
2,090	AG Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/01/23 @ 103.13)(1)	(B-, B2)	03/01/28	6.250	1,871,051
2,550	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,080,138
1,750	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,548,382
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	884,063
300	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(3)	(B, B1)	06/15/29	4.000	230,231

					6,613,865

Machinery (4.9%)
1,850	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,645,752
2,495	ATS Automation Tooling Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(B+, B2)	12/15/28	4.125	2,215,011
2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa1)	10/15/29	6.625	1,573,005
2,550	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	2,378,003
3,335	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	2,543,371
600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 08/29/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	611,187

					10,966,329

Managed Care (0.3%)
750	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	699,443

Media - Diversified (0.1%)
300	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	286,866

Media Content (0.8%)
1,507	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1)	(CCC-, Ca)	08/15/27	6.625	143,165
738	Diamond Sports Finance Co., Rule 144A, Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, Caa3)	08/15/26	5.375	163,282
300	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.00)(1)	(BB, Ba3)	07/15/28	4.000	279,099
1,200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,177,356

					1,762,902

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Medical Products (1.7%)
$1,000	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	$880,519
1,200	Medline Borrower LP, Rule 144A, Senior secured Notes (Callable 10/01/24 @ 101.94)(1)	(B+, B1)	04/01/29	3.875	1,086,204
2,100	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1),(3)	(B-, Caa1)	10/01/29	5.250	1,892,457

					3,859,180

Metals & Mining - Excluding Steel (3.3%)
375	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB, NR)	11/15/29	3.875	309,735
2,400	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1),(3)	(B, B1)	02/15/30	6.500	1,704,100
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/09/22 @ 103.44)(1)	(B+, NR)	03/01/26	6.875	2,075,043
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.31)(1)	(BB, B1)	03/01/28	4.625	513,788
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB, B1)	06/01/31	4.500	484,365
182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, B1)	01/30/30	4.750	168,623
1,692	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,438,124
825	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	657,080

					7,350,858

Packaging (2.2%)
690	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(2)	(B+, B3)	09/01/29	3.000	580,070
600	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 09/15/22 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	502,486
800	Pactiv Evergreen Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.00)(1)	(B+, B1)	10/15/27	4.000	705,928
3,570	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	3,169,624

					4,958,108

Personal & Household Products (1.3%)
1,200	Diamond BC B.V., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.31)(1)	(B, Caa1)	10/01/29	4.625	1,018,488
2,000	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 09/06/22 @ 100.00)(1),(4),(5),(7),(8)	(NR, NR)	03/15/25	0.000	15,000
2,400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,815,192

					2,848,680

Pharmaceuticals (3.0%)
1,600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(B-, Caa2)	05/30/29	7.250	880,960
325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(B-, Caa2)	01/30/30	5.250	169,747
600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 102.63)(1)	(B-, Caa2)	02/15/31	5.250	309,279
600	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(BB-, B2)	06/01/28	4.875	477,795
1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(BB-, B1)	08/15/28	3.875	808,821
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 100.00)(1)	(CC, Caa2)	10/15/24	5.875	1,100,250
600	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1),(3)	(CC, Caa2)	04/01/29	6.125	483,135
1,400	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B, B3)	10/15/28	4.750	1,242,780

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$1,300	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	$1,254,604

					6,727,371

Real Estate Development & Management (0.6%)
1,867	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(3)	(CCC+, Wr)	05/01/25	7.875	1,410,262

Real Estate Investment Trusts (2.4%)
1,906	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,672,802
2,100	iStar, Inc., Global Senior Unsecured Notes (Callable 08/29/22 @ 102.75)	(BB, Ba2)	02/15/26	5.500	2,064,583
300	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba2)	10/01/24	4.750	296,221
1,250	VICI Note Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/26 @ 100.00)(1)	(BBB-, Ba1)	02/01/27	5.750	1,246,781

					5,280,387

Recreation & Travel (5.5%)
1,200	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,125,036
1,817	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(B, B2)	06/15/26	5.750	1,683,991
1,000	Motion Bondco DAC, Rule 144A, Company Guaranteed Notes (Callable 11/15/22 @ 103.31)(1),(3)	(CCC, Caa2)	11/15/27	6.625	803,128
848	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B, B1)	08/01/25	6.000	873,440
2,275	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(3)	(B-, Caa1)	08/15/29	5.250	2,042,631
450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	467,489
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 100.00)(1)	(B-, B3)	07/31/24	4.875	2,122,566
3,435	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	3,120,062

					12,238,343

Restaurants (0.8%)
1,825	Yum Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,806,221

Software - Services (5.5%)
950	CA Magnum Holdings, Rule 144A, Senior Secured Notes (Callable 10/31/23 @ 102.69)(1)	(NR, B1)	10/31/26	5.375	840,721
1,300	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1)	(B+, B1)	06/15/29	7.250	1,322,945
3,150	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,808,556
2,675	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,961,536
388	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	377,868
650	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB, Ba2)	12/01/31	4.125	579,216
1,150	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	1,086,635
3,460	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	2,772,844
600	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	539,550

					12,289,871

Specialty Retail (4.0%)
61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	55,915
733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	640,295
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	265,500

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail
$300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	$262,500
1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/30/22 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	1,396,927
600	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	514,036
300	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	274,106
600	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/15/24 @ 101.88)	(BB-, Ba3)	06/15/29	3.750	539,124
102	Ruyi U.S. Finance LLC, Senior Secured Notes	(NR, NR)	05/01/25	0.000	50,096
2,800	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes A (Callable 08/29/22 @ 103.75)(1)	(NR, Caa1)	05/01/25	7.500	1,988,140
77	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes B (Callable 08/29/22 @ 103.75)(1)	(NR, NR)	05/01/25	7.500	52,287
900	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB-, B1)	11/15/29	4.625	763,681
1,725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,408,549
675	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(BB-, Ba2)	08/15/29	4.000	588,884

					8,800,040

Support - Services (8.0%)
602	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	526,548
1,821	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/22 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	1,675,238
1,950	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,507,640
600	APi Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.38)(1)	(B, B1)	10/15/29	4.750	506,256
710	APi Group DE, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.06)(1)	(B, B1)	07/15/29	4.125	591,956
600	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44)(1)	(CCC+, Caa1)	07/01/29	4.875	532,212
2,400	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	1,847,748
3,065	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 08/29/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	2,884,364
3,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,436,615
600	Pegasystems, Inc., Senior Unsecured Notes(9)	(NR, NR)	03/01/25	0.750	484,200
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 103.56)(1)	(BB, B1)	06/15/25	7.125	776,250
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, B1)	06/15/28	7.250	778,142
1,821	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,542,988
865	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	812,209
1,050	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	939,440

					17,841,806

Tech Hardware & Equipment (4.6%)
1,800	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,649,322
1,690	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/09/22 @ 101.00)(1)	(CCC+, Caa1)	06/15/25	6.000	1,565,177
1,135	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 08/09/22 @ 102.50)(1),(3)	(CCC+, Caa1)	03/15/27	5.000	936,148
150	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 104.13)(1)	(CCC+, Caa1)	03/01/27	8.250	132,586
2,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB+, Baa3)	04/15/29	4.750	1,930,000
2,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	2,238,636

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment
$1,980	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	$1,756,696

					10,208,565

Telecom - Wireline Integrated & Services (3.0%)
2,485	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	2,115,940
300	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	257,181
300	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	259,341
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 101.97)(1),(4),(8)	(NR, Wr)	12/31/24	0.000	320,000
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,752,557
300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	263,887
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/08/22 @ 102.50)(1),(10)	(BB-, Ba3)	04/15/27	5.000	1,156,055
600	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	526,857

					6,651,818

Theaters & Entertainment (3.1%)
2,374	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(11)	(CCC-, Caa3)	06/15/26	10.000	1,886,027
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 101.22)(1)	(B-, B3)	11/01/24	4.875	2,194,610
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/22 @ 102.81)(1)	(B-, B3)	03/15/26	5.625	395,440
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	477,532
1,200	Technicolor S.A., Rule 144A (1),(2),(5),(7)	(NR, NR)	05/31/29	4.500	1,357,743
600	Technicolor S.A., Tranche 2 Notes(2)	(NR, NR)	06/30/24	6.000	637,791

					6,949,143

Transport Infrastructure/Services (0.4%)
826	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 08/09/22 @ 100.00)(1)	(B, Caa1)	08/15/22	11.250	821,947

Trucking & Delivery (0.5%)
1,200	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1)	(B-, Caa1)	02/01/30	6.375	1,049,688

TOTAL CORPORATE BONDS (Cost $258,182,394)					225,071,336

BANK LOANS (31.8%)
Aerospace & Defense (1.3%)
1,500	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%(5),(12)	(NR, NR)	01/31/28	11.000	1,432,500
400	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(12)	(B, B1)	02/15/29	4.777 - 5.597	389,374
1,214	Peraton Corp., LIBOR 1M + 7.750%(12)	(NR, NR)	02/01/29	9.714	1,139,948

					2,961,822

Auto Parts & Equipment (0.8%)
946	Dayco Products LLC, LIBOR 3M + 4.250%(12)	(CCC, Caa2)	05/19/23	5.825	870,038
362	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(11),(12)	(NR, Caa3)	03/02/26	12.372	357,445
492	Jason Group, Inc., LIBOR 1M + 6.000% Cash, 4.000% PIK(11),(12)	(NR, Caa1)	08/28/25	12.372	464,360

					1,691,843

Banking (0.6%)
1,339	Citco Funding LLC, LIBOR 3M + 2.500%(12)	(NR, Ba3)	09/28/23	4.750	1,315,616

Building Materials (0.3%)
802	Cornerstone Building Brands, Inc.(5),(13)	(B, B2)	08/01/28	0.000	743,599

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (5.5%)
$2,189	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(12)	(BB-, Ba3)	08/27/26	7.000	$2,165,294
5,253	Atotech B.V., LIBOR 1M + 2.500%(12)	(B+, B1)	03/18/28	4.872	5,216,594
2,268	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(12)	(B-, B3)	10/15/25	6.714 - 7.205	2,135,716
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(12)	(CCC, Caa2)	10/27/25	9.825	1,930,000
878	Zep, Inc., LIBOR 3M + 4.000%(12)	(CCC+, B2)	08/12/24	6.250	771,308

					12,218,912

Diversified Capital Goods (0.8%)
1,507	Electrical Components International, Inc., PRIME + 7.500%(5),(12)	(B-, B2)	06/26/25	13.000	1,386,704
325	GrafTech Finance, Inc., LIBOR 1M + 3.000%(12)	(BB, Ba3)	02/12/25	5.372	321,188

					1,707,892

Electronics (2.4%)
999	CPI International, Inc., LIBOR 1M + 7.250%(5),(6),(12)	(CCC, Caa2)	07/26/25	9.622	984,386
2,250	EXC Holdings III Corp., LIBOR 3M + 7.500%(5),(12)	(CCC+, Caa1)	12/01/25	9.793	2,188,125
2,398	Idemia Group, LIBOR 3M + 4.250%(12)	(B-, B3)	01/09/26	7.043	2,265,830

					5,438,341

Energy - Exploration & Production (0.0%)
2,624	PES Holdings LLC, 3.000% PIK(4),(11),(12)	(NR, NR)	12/31/22	3.000	78,713

Food & Drug Retailers (0.6%)
1,500	WOOF Holdings, Inc., LIBOR 3M + 7.250%(5),(12)	(CCC, Caa2)	12/21/28	9.313	1,425,000

Food - Wholesale (0.3%)
773	United Natural Foods, Inc., LIBOR 1M + 3.250%(12)	(BB-, B1)	10/22/25	5.691	764,903

Gas Distribution (1.2%)
1,078	BCP Renaissance Parent LLC, SOFR 2M + 3.500%(12)	(B+, B2)	10/31/26	5.554	1,052,504
1,674	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(12)	(B+, B3)	09/27/24	5.950	1,652,378

					2,704,882

Health Services (1.4%)
812	Carestream Health, Inc., LIBOR 3M + 7.250%(12)	(B-, B1)	05/08/23	9.500	807,907
2,389	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.250%(12)	(B-, B3)	12/15/27	7.563	2,249,168

					3,057,075

Investments & Misc. Financial Services (1.5%)
2,329	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(12)	(CCC, Caa2)	08/02/29	8.813	2,119,790
1,298	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(12)	(CCC, Caa2)	04/07/28	9.122	1,273,738
130	Ditech Holding Corp.(4),(5),(8)	(NR, NR)	06/30/22	0.000	15,613

					3,409,141

Life Insurance (0.5%)
1,309	Vida Capital, Inc., LIBOR 1M + 6.000%(12)	(CCC+, B2)	10/01/26	8.372	1,030,641

Machinery (0.7%)
1,223	LTI Holdings, Inc., LIBOR 1M + 6.750%(6),(12)	(CCC+, Caa2)	09/06/26	9.122	1,131,198
583	LTI Holdings, Inc., LIBOR 1M + 3.500%(12)	(B-, B2)	09/06/25	5.872	544,168

					1,675,366

Medical Products (0.8%)
919	Femur Buyer, Inc., LIBOR 3M + 5.500%(5),(12)	(NR, NR)	03/05/24	7.750	757,190
985	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(5),(12)	(CCC+, B3)	07/02/25	8.622	972,500

					1,729,690

Packaging (0.2%)
800	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(6),(12)	(CC, C)	10/31/25	9.036	400,000

Personal & Household Products (1.6%)
1,200	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(12)	(CCC+, Caa1)	12/20/29	8.427	1,105,500
1,734	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(12)	(B, B2)	08/10/23	9.499	1,693,981
1,051	Serta Simmons Bedding, LLC, LIBOR 1M + 7.500%(12)	(B-, Caa2)	08/10/23	9.499	699,605

					3,499,086

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Pharmaceuticals (0.3%)
$583	Akorn, Inc., LIBOR 3M + 7.500%(12)	(CCC+, Caa2)	10/01/25	9.777	$562,554

					562,554

Recreation & Travel (1.9%)
959	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(12)	(CCC-, Caa3)	09/04/26	9.325	872,690
1,825	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(12)	(B-, B3)	09/05/25	5.325	1,680,076
793	Hornblower Sub LLC, LIBOR 3M + 4.500%(12)	(CCC-, Caa2)	04/27/25	7.377	555,073
1,082	Hornblower Sub LLC, LIBOR 3M + 8.125%(12)	(NR, NR)	11/10/25	10.057	1,106,830

					4,214,669

Restaurants (0.1%)
300	Tacala LLC, LIBOR 1M + 7.500%(12)	(CCC, Caa2)	02/04/28	9.872	282,095

Software - Services (4.1%)
1,718	Aston FinCo Sarl, LIBOR 1M + 4.250%(12)	(B-, B2)	10/09/26	6.622	1,628,890
1,355	Astra Acquisition Corp., LIBOR 1M + 5.250%(12)	(B-, B2)	10/25/28	7.622	1,154,360
900	CommerceHub, Inc., LIBOR 3M + 7.000%(5),(12)	(CCC, Caa2)	12/29/28	9.250	720,000
1,810	Epicor Software Corp., LIBOR 1M + 7.750%(12)	(CCC, Caa2)	07/31/28	10.122	1,787,375
686	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(12)	(B-, B2)	06/13/24	6.871	642,666
3,511	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(12)	(CCC, Caa2)	06/13/25	8.489	3,109,008

					9,042,299

Support - Services (2.0%)
3,371	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(12)	(B+, B1)	03/01/24	4.872	3,337,365
600	LaserShip, Inc., LIBOR 3M + 7.500%(5),(12)	(CCC, Caa2)	05/07/29	10.377	510,000
600	TruGreen Limited Partnership, LIBOR 1M + 8.500%(5),(12)	(CCC+, Caa1)	11/02/28	10.750	570,000

					4,417,365

Telecom - Wireline Integrated & Services (0.5%)
1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(12)	(CCC, Caa2)	07/23/26	9.870	1,023,750

Theaters & Entertainment (2.4%)
1,145	Technicolor Creative Studios(2),(5),(13)	(NR, NR)	07/27/29	0.000	1,085,774
793	Technicolor S.A., LIBOR 1M + 6.000% Cash, 6.000% PIK(5),(11),(12)	(B, Caa1)	06/30/24	14.259	801,419
1,244	TopGolf International, Inc., LIBOR 1M + 6.250%(12)	(B, B3)	02/09/26	8.509	1,232,742
2,361	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(12)	(B, B3)	05/18/25	5.130	2,272,109

					5,392,044

TOTAL BANK LOANS (Cost $77,686,911)					70,787,298

ASSET BACKED SECURITIES (6.8%)
Collateralized Debt Obligations (6.8%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(12)	(NR, Ba3)	07/20/34	10.110	897,442
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, TSFR3M + 7.170%(1),(12)	(NR, Ba3)	04/20/35	9.647	1,379,634
1,250	Anchorage Credit Funding Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	1,062,875
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 6.710%(1),(12)	(BB-, NR)	10/15/36	9.222	1,123,684
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(12)	(BB-, NR)	04/20/34	9.460	1,121,131
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720%(1),(12)	(BB-, NR)	04/20/34	9.430	1,340,402
1,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(12)	(NR, B1)	07/15/31	8.662	1,277,214
1,500	KKR CLO Ltd., Rule 144A, LIBOR 3M + 7.110%(1),(12)	(BB-, NR)	10/20/34	9.820	1,353,777
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(12)	(NR, Ba1)	01/22/35	8.509	1,324,262
600	MP CLO III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 3.050%(1),(12)	(NR, Ba1)	10/20/30	5.760	507,689
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(12)	(BB-, NR)	10/20/32	9.940	894,411
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A(1)	(NR, Baa2)	04/20/37	5.459	1,383,148
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710%(1),(12)	(BB-, NR)	01/20/34	10.420	904,777
600	Vibrant Clo VII Ltd., 2017-7A, Rule 144A, LIBOR 3M + 3.600%(1),(12)	(NR, Baa3)	09/15/30	6.310	526,243

TOTAL ASSET BACKED SECURITIES (Cost $16,551,641)					15,096,689

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

Shares		Value

COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
27,589	Jason Group, Inc.(8)	$296,582

Chemicals (0.4%)
5,400	Project Investor Holdings LLC(5),(6),(7),(8)	54
89,998	Proppants Holdings LLC(5),(6),(7),(8)	1,800
15,074	UTEX Industries, Inc.(5),(8)	1,009,958

		1,011,812

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Inc.(5),(6),(7),(8)	1,116

Pharmaceuticals (0.2%)
68,836	Akorn Holding Company LLC(8)	401,520

Specialty Retail (0.0%)
105	Eagle Investments Holding Company LLC(5),(7),(8)	1

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(5),(6),(7),(8)	3,111
865	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(8)	—
78	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(8)	—
192	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(8)	1,001

		4,112

TOTAL COMMON STOCKS (Cost $3,938,850)		1,715,143

WARRANT (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(8) (Cost $11,699)	—

SHORT-TERM INVESTMENTS (8.0%)
6,531,512	State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.14%	6,531,512
11,302,990	State Street Navigator Securities Lending Government Money Market Portfolio, 2.30%(14)	11,302,990

TOTAL SHORT-TERM INVESTMENTS (Cost $17,834,502)		17,834,502

TOTAL INVESTMENTS AT VALUE (148.4%) (Cost $374,205,997)		330,504,968

LIABILITIES IN EXCESS OF OTHER ASSETS (-48.4%)		(107,828,737)

NET ASSETS (100.0%)		$222,676,231

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities amounted to a value of $224,549,597 or 100.8% of net assets.

(2)	This security is denominated in Euro.
(3)	Security or portion thereof is out on loan.
(4)	Bond is currently in default.
(5)	Security is valued using significant unobservable inputs.
(6)	Illiquid security.
(7)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(8)	Non-income producing security.
(9)	Convertible security.
(10)	This security is denominated in British Pound.
(11)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(12)	Variable rate obligation — The interest rate shown is the rate in effect as of July 31, 2022. The rate may be subject to a cap and floor.
(13)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2022.

(14)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

July 31, 2022 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl – société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
GBP	68,843	USD	83,501	10/12/22	JPMorgan Chase	$83,501	$83,914	$413
USD	877,799	EUR	791,374	10/12/22	Barclays Bank PLC	(877,799)	(810,980)	66,819
USD	3,484,934	EUR	3,058,973	10/12/22	Deutsche Bank AG	(3,484,934)	(3,134,761)	350,173
USD	250,639	EUR	239,882	10/12/22	JPMorgan Chase	(250,639)	(245,826)	4,813
USD	1,484,467	GBP	1,094,035	10/12/22	Deutsche Bank AG	(1,484,467)	(1,333,537)	150,930

Total Unrealized Appreciation								$573,148

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
EUR	81,658	USD	86,836	10/12/22	Barclays Bank PLC	$86,836	$83,681	$(3,155)
EUR	229,641	USD	254,865	10/12/22	Deutsche Bank AG	254,865	235,331	(19,534)
EUR	321,727	USD	340,231	10/12/22	JPMorgan Chase	340,231	329,697	(10,534)
EUR	31,612	USD	35,854	10/12/22	Morgan Stanley	35,854	32,395	(3,459)
GBP	80,466	USD	105,456	10/12/22	Deutsche Bank AG	105,456	98,082	(7,374)
USD	26,470	GBP	22,069	10/12/22	JPMorgan Chase	(26,470)	(26,900)	(430)

Total Unrealized Depreciation								$(44,486)

Total Net Unrealized Appreciation/(Depreciation)								$528,662

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities.

When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$223,694,926	$1,376,410		$225,071,336
Bank Loans	—	56,794,488	13,992,810		70,787,298
Asset Backed Securities	—	15,096,689	—		15,096,689
Common Stocks	—	698,102	1,017,041		1,715,143
Warrants	—	—	0	(1)	0	(1)
Short-term Investments	6,531,512	11,302,990	—		17,834,502

	$6,531,512	$307,587,195	$16,386,261		$330,504,968

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$573,148	$—		$573,148

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$44,486	$—		$44,486

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.
(1)	Includes zero valued securities.

The following is a reconciliation of investments as of July 31, 2022 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2021	$21,167	$11,031,015	$189,235	$0	(1)	$11,241,417
Accrued discounts (premiums)	1,253	99,017	—	—		100,270
Purchases	1,300,338	6,205,129	—	—		7,505,467
Sales	—	(3,302,866)	—	—		(3,302,866)
Realized gain (loss)	—	6,943	(92,969)	—		(86,026)
Change in unrealized appreciation (depreciation)	53,652	(979,429)	(89,183)	—		(1,014,960)
Transfers into Level 3	—	5,045,625	1,009,958	—		6,055,583
Transfers out of Level 3	—	(4,112,624)	—	—		(4,112,624)

Balance as of July 31, 2022	$1,376,410	$13,992,810	$1,017,041	$0	(1)	$16,386,261

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2022	$53,652	$(624,530)	$(182,153)	$—		$(753,031)

(1) Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 07/31/2022	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$1,361,410	Income Approach	Expected Remaining Distribution	$0.01 – $1.13 ($1.13)
	15,000	Vendor pricing	Single Broker Quote	0.01 (N/A)
Bank Loans	13,992,810	Vendor pricing	Single Broker Quote	0.12 – 1.01 (0.93)
Common Stocks	6,082	Income Approach	Expected Remaining Distribution	0.00 – 1.48 (0.77)
	1,009,958	Vendor pricing	Single Broker Quote	67.00 (N/A)
	1,001	Recent Transactions	Trade Price	5.22 (N/A)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2022, $6,055,583 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $4,112,624 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.